Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Schedule of Property, plant and equipment

	December 31,	December 31,
	2022	2023
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814
Computer equipment	—	7
	1,814	1,821

Accumulated depreciation	(1,814)	(1,814)
Property, plant and equipment, net	—	7